Segment information - Revenue information for reportable segments (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Subscription revenue	R 1,434,615	R 1,239,914	R 1,158,229
Hardware and other revenue	277,867	300,144	306,792
Total revenue	1,712,482	1,540,058	1,465,021
Adjusted EBITDA	441,866	301,613	277,215
Operating segments
Disclosure of operating segments [line items]
Subscription revenue	1,434,615	1,239,914	1,158,229
Hardware and other revenue	277,867	300,144	306,792
Total revenue	1,712,482	1,540,058	1,465,021
Adjusted EBITDA	559,057	395,965	354,540
Operating segments | Total Regional Sales Offices
Disclosure of operating segments [line items]
Subscription revenue	1,433,711	1,239,036	1,157,098
Hardware and other revenue	277,727	300,144	306,792
Total revenue	1,711,438	1,539,180	1,463,890
Adjusted EBITDA	708,935	523,793	467,943
Operating segments | Africa
Disclosure of operating segments [line items]
Subscription revenue	872,646	772,224	711,208
Hardware and other revenue	84,832	86,945	96,699
Total revenue	957,478	859,169	807,907
Adjusted EBITDA	440,900	344,077	320,466
Operating segments | Europe
Disclosure of operating segments [line items]
Subscription revenue	115,199	113,223	110,251
Hardware and other revenue	78,061	64,108	51,736
Total revenue	193,260	177,331	161,987
Adjusted EBITDA	65,326	52,369	35,359
Operating segments | Americas
Disclosure of operating segments [line items]
Subscription revenue	194,890	121,462	115,413
Hardware and other revenue	32,715	38,957	41,527
Total revenue	227,605	160,419	156,940
Adjusted EBITDA	79,127	26,804	2,908
Operating segments | Middle East and Australasia
Disclosure of operating segments [line items]
Subscription revenue	200,241	199,474	202,163
Hardware and other revenue	78,424	104,976	111,764
Total revenue	278,665	304,450	313,927
Adjusted EBITDA	106,835	91,149	107,279
Operating segments | Brazil
Disclosure of operating segments [line items]
Subscription revenue	50,735	32,653	18,063
Hardware and other revenue	3,695	5,158	5,066
Total revenue	54,430	37,811	23,129
Adjusted EBITDA	16,747	9,394	1,931
Operating segments | Central Services Organization
Disclosure of operating segments [line items]
Subscription revenue	904	878	1,131
Hardware and other revenue	140	0	0
Total revenue	1,044	878	1,131
Adjusted EBITDA	(149,878)	(127,828)	(113,403)
Corporate and consolidation entries
Disclosure of operating segments [line items]
Subscription revenue	0	0	0
Hardware and other revenue	0	0	0
Total revenue	0	0	0
Adjusted EBITDA	R (117,191)	R (94,352)	R (77,325)